Loans, Impaired Loans, and Allowance for Credit Losses - Summary of Allowances for Loan Losses - Consumer Instalment and Other Personal (Detail) $ in Millions	12 Months Ended
Oct. 31, 2018 CAD ($)
Disclosure of detailed information about financial instruments [line items]
Allowance for loan losses, Beginning Balance	$ 3,783
Allowance for loan losses, Ending Balance	3,549
Consumer instalment and other personal [member]
Disclosure of detailed information about financial instruments [line items]
Allowance for loan losses, Beginning Balance	1,055
Net remeasurement due to transfers	25
New originations or purchases	322
Net draws (repayments)	(88)
Derecognition of financial assets (excluding disposals and write-offs)	(268)
Changes to risk, parameters, and models	938
Allowance for loan losses subtotal1	929
Disposals	0
Foreign exchange and other adjustments	11
Write-offs	(1,077)
Recoveries	253
Allowance for loan losses subtotal2	(813)
Allowance for loan losses, Ending Balance	1,171
Consumer instalment and other personal [member] | Allowance for off balance sheet positions [member]
Disclosure of detailed information about financial instruments [line items]
Allowance for loan losses, Ending Balance	68
Consumer instalment and other personal [member] | Allowance for loan losses [member]
Disclosure of detailed information about financial instruments [line items]
Allowance for loan losses, Ending Balance	1,103
Consumer instalment and other personal [member] | Stage 1 [member]
Disclosure of detailed information about financial instruments [line items]
Allowance for loan losses, Beginning Balance	529
Transfer to Stage	168
Net remeasurement due to transfers	(125)
New originations or purchases	322
Net draws (repayments)	(49)
Derecognition of financial assets (excluding disposals and write-offs)	(126)
Changes to risk, parameters, and models	(127)
Allowance for loan losses subtotal1	63
Disposals	0
Foreign exchange and other adjustments	7
Allowance for loan losses subtotal2	7
Allowance for loan losses, Ending Balance	599
Consumer instalment and other personal [member] | Stage 1 [member] | Transfer to stage 1 [member]
Disclosure of detailed information about financial instruments [line items]
Transfer to Stage	303
Consumer instalment and other personal [member] | Stage 1 [member] | Transfer to stage 2 [member]
Disclosure of detailed information about financial instruments [line items]
Transfer to Stage	(114)
Consumer instalment and other personal [member] | Stage 1 [member] | Transfer to stage 3 [member]
Disclosure of detailed information about financial instruments [line items]
Transfer to Stage	(21)
Consumer instalment and other personal [member] | Stage 1 [member] | Allowance for off balance sheet positions [member]
Disclosure of detailed information about financial instruments [line items]
Allowance for loan losses, Ending Balance	25
Consumer instalment and other personal [member] | Stage 1 [member] | Allowance for loan losses [member]
Disclosure of detailed information about financial instruments [line items]
Allowance for loan losses, Ending Balance	574
Consumer instalment and other personal [member] | Stage 2 [member]
Disclosure of detailed information about financial instruments [line items]
Allowance for loan losses, Beginning Balance	355
Transfer to Stage	(305)
Net remeasurement due to transfers	139
Net draws (repayments)	(24)
Derecognition of financial assets (excluding disposals and write-offs)	(97)
Changes to risk, parameters, and models	321
Allowance for loan losses subtotal1	34
Disposals	0
Foreign exchange and other adjustments	3
Allowance for loan losses subtotal2	3
Allowance for loan losses, Ending Balance	392
Consumer instalment and other personal [member] | Stage 2 [member] | Transfer to stage 1 [member]
Disclosure of detailed information about financial instruments [line items]
Transfer to Stage	(285)
Consumer instalment and other personal [member] | Stage 2 [member] | Transfer to stage 2 [member]
Disclosure of detailed information about financial instruments [line items]
Transfer to Stage	152
Consumer instalment and other personal [member] | Stage 2 [member] | Transfer to stage 3 [member]
Disclosure of detailed information about financial instruments [line items]
Transfer to Stage	(172)
Consumer instalment and other personal [member] | Stage 2 [member] | Allowance for off balance sheet positions [member]
Disclosure of detailed information about financial instruments [line items]
Allowance for loan losses, Ending Balance	43
Consumer instalment and other personal [member] | Stage 2 [member] | Allowance for loan losses [member]
Disclosure of detailed information about financial instruments [line items]
Allowance for loan losses, Ending Balance	349
Consumer instalment and other personal [member] | Stage 3 [member]
Disclosure of detailed information about financial instruments [line items]
Allowance for loan losses, Beginning Balance	166
Transfer to Stage	137
Net remeasurement due to transfers	11
Net draws (repayments)	(11)
Derecognition of financial assets (excluding disposals and write-offs)	(45)
Changes to risk, parameters, and models	744
Allowance for loan losses subtotal1	836
Disposals	0
Foreign exchange and other adjustments	1
Write-offs	(1,076)
Recoveries	251
Allowance for loan losses subtotal2	(824)
Allowance for loan losses, Ending Balance	178
Consumer instalment and other personal [member] | Stage 3 [member] | Transfer to stage 1 [member]
Disclosure of detailed information about financial instruments [line items]
Transfer to Stage	(18)
Consumer instalment and other personal [member] | Stage 3 [member] | Transfer to stage 2 [member]
Disclosure of detailed information about financial instruments [line items]
Transfer to Stage	(38)
Consumer instalment and other personal [member] | Stage 3 [member] | Transfer to stage 3 [member]
Disclosure of detailed information about financial instruments [line items]
Transfer to Stage	193
Consumer instalment and other personal [member] | Stage 3 [member] | Allowance for loan losses [member]
Disclosure of detailed information about financial instruments [line items]
Allowance for loan losses, Ending Balance	178
Consumer instalment and other personal [member] | Purchased or Originated Credit Impaired [Member]
Disclosure of detailed information about financial instruments [line items]
Allowance for loan losses, Beginning Balance	5
Net draws (repayments)	(4)
Allowance for loan losses subtotal1	(4)
Disposals	0
Write-offs	(1)
Recoveries	2
Allowance for loan losses subtotal2	1
Allowance for loan losses, Ending Balance	2
Consumer instalment and other personal [member] | Purchased or Originated Credit Impaired [Member] | Allowance for loan losses [member]
Disclosure of detailed information about financial instruments [line items]
Allowance for loan losses, Ending Balance	$ 2